Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Receivable [Abstract]
Schedule of Accounts Receivable

Accounts receivable and the allowance for expected credit losses consisted of the following:

	As of December 31, 2025	As of June 30, 2026
	RMB	RMB	US$
		(Unaudited)
Accounts receivable	25,146	23,773	3,503
Less: allowance for expected credit losses	(2,948)	(2,948)	(434)
	22,198	20,825	3,069

Schedule of Movement of the Allowance for Expected Credit Losses

The movement of the allowance for expected credit losses was as follows:

	As of December 31, 2025	As of June 30, 2026
	RMB	RMB	US$
		(Unaudited)
At the beginning of the year	(1,601)	(2,948)	(434)
Additions	(1,347)	-	-
At the end of the period	(2,948)	(2,948)	(434)